Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other long-term liabilities [Abstract]
Other Long-Term Liabilities
As of December 31, 2021, and 2020, other-long term liabilities consist of the following:

	December 31, 2021	December 31, 2020
Accrued provision for warranties (1)	840,024	-
Greek state loan (2)	137,805	42,793
Jubilee provision	17,805	-
	$995,634	$42,793

Accrued Warranty Activity	For the year ended December 31, 2021, accrued warranty activity consisted of the following:

Year Ended December 31, 2021
Balance at beginning of year	$-
Assumed at business combination	1,081,360
Accruals for warranties issued during the fiscal year	42,060
Settlements made during the fiscal year	(28,439)
Exchange differences	(46,700)
Balance at end of year	$1,048,281

Of which:
Current portion (Note 12)	$208,257
Non-current portion	840,024
Total accrued warranty reserve	$1,048,281